Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of consolidated balance sheet information related to leases

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	42,293	48,115	7,550
LIABILITIES
Operating lease liabilities, current	18,264	16,556	2,598
Operating lease liabilities, non-current	34,367	38,832	6,094
Total	52,631	55,388	8,692

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases is as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	38,399	26,000
Right-of-use assets obtained in exchange for operating lease liabilities	28,444	43,855

Schedule of other information related to lease	Other information related to lease is as follows:

	As of December 31,
	2020	2021
Weighted average remaining lease term(years)	6.97	6.81
Weighted average discount rate	5%	5%

Schedule of maturities of lease liabilities (excluding short-term leases)

As of December 31, 2021, maturities of lease liabilities (excluding lease payments of RMB1,015 for the leases with lease terms less than one year) are as follows:

As of December 31,
2021
RMB
2022	18,853
2023	16,417
2024	5,480
2025	2,948
2026 and thereafter	23,352
Total minimum lease payments	67,050
Less: interest	(11,662)
Present value of lease obligations	55,388